Supplemental cash flow information (Details 1)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Supplemental Cash Flow Information
Cash	$ 2,133,076			$ 1,234,698
Term Deposits	8,037,300			1,300,000
Total cash and cash equivalents	$ 10,170,376	$ 5,805,604	$ 330,983	$ 2,534,698	$ 912,214	$ 5,080,580